Joint operations (Tables)	12 Months Ended
Dec. 31, 2017
Contract where entity not operator [Member]
Disclosure of joint operations [line items]
Disclosure of interests in joint arrangements [text block]
Contracts in which Ecopetrol is not the operator

Partners	Contract	Type	% Participation	Geographic area of operations
	Chipirón		30-40%
	Harvest		30%
Occidental Andina LLC	Cravo Norte	Production	50%	Colombia
	Rondón		50%
Chevron Petroleum Group	Guajira	Production	57%	Colombia
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Meta Petroleum Corp	Quifa	Production	40%	Colombia
Equion Energy Limited	Piedemonte	Production	50%	Colombia
	Casanare		64%
	Corocora		56%
Perenco Colombia Limited	Estero	Production	89%	Colombia
	Garcero		76%
	Orocúe		63%
ONGC Videsh Limited	RC-10 Caribbean Round	Exploration	50%	North Caribbean Offshore
Petrobras, Repsol &; Statoil	Tayrona	Exploration	30%	North Caribbean Offshore
Repsol &; Statoil	TEA GUA OFF-1	Exploration	50%	North Caribbean Offshore
Anadarko	Fuerte Norte	Exploration	50%	North Caribbean Offshore
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
Repsol - Leon	Lion	Exploration	40%	Gulf of Mexico
Noble Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil	Dalmatian	Production	30%	Gulf of Mexico
Anadarko	K2	Production	21%	Gulf of Mexico
Equion Energia Limited	Niscota	Production	20%	Brazil
Chevron	CE-M-715_R11	Exploration	50%	Brazil

Contract where Entity is operator [Member]
Disclosure of joint operations [line items]
Disclosure of interests in joint arrangements [text block]
Contracts in which Ecopetrol is the operator

Partners	Contract	Type	% Participation	Geographic area of operations
	VMM29
ExxonMobil Exploration Colombia	CR2	Exploration	50%	Colombia
	C62
Talisman Colombia Oil	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Colombia Branch	RC9	Exploration	50%	Colombia
CPVEN Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
Hocol S.A.	AMA4	Exploration	100%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Gas Ltd.	CPO9 - Akacias	Production	55%	Colombia
Occidental Andina LLC	La Cira Infantas	Production	58%	Colombia
	Teca		86%	Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Equion Energy Limited	Cusiana	Production	98%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	18%	Colombia
Cepsa Colombia	San Jacinto Rio Paez	Production	18%	Colombia
Total Colombia	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil &; Gas	Mundo Nuevo	Exploration	15%	Colombia
Lewis	Clarinero	Exploration	50%	Colombia
Maurel &; Prom Suramerica	CPO17	Exploration	50%	Colombia
Equion Energia Limited	Alto Magdalena Pipeline	OAM	45%	Colombia
Emerald Energy	Alto Magdalena Pipeline	OAM	45%	Colombia
Frontera Energy	Alto Magdalena Pipeline	OAM	45%	Colombia
ONGC Videsh Limited	Block RC-9 Contract- Caribbean Round No. 37-2007	Exploration	50%	Gulf of Mexico
JX Nippon	FAZ-M-320_R11	Exploration	70%	Brazil
JX Nippon	POT-M-567_R11	Exploration	100%	Brazil